C. Christopher Sprague

Vice President and Corporate Counsel

Law Department – Prudential Retirement

The Prudential Insurance Company of America

200 Wood Avenue South

Iselin, NJ 08830

Tel (732) 482-6816

Fax (732) 482-8022

charles.sprague@prudential.com

October 10, 2014

Office of Insurance Products

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Prudential Retirement Insurance and Annuity Company Variable Contract Account A (file no. 811-21988); Initial Registration Statement on Form N-4

Dear Sir or Madam:

Prudential Retirement Insurance and Annuity Company (“PRIAC”), on behalf of PRIAC Variable Contract Account A, herewith files an initial registration statement under Form N-4 to register a new group variable annuity product called Prudential Retirement Security Annuity VI (“PRSAVI”).

PRSA VI will be sold to certain retirement plans, and will feature the IncomeFlex Target guaranteed minimum withdrawal benefit. PRSA VI is substantially similar to PRIAC’s PRSA V group variable annuity, except that:

—	The annualized fee for the IncomeFlex Target benefit is 1.00% rather than the 1.20% fee under PRSA V; and
—	The guaranteed withdrawal percentages under PRSA VI differ from those under PRSA V; and
—	While PRSA V was designed for a specific plan client using AON Hewitt as its plan record keeper, PRSA VI is more broadly intended for plans employing a non-Prudential plan record keeper that participates in our “middleware” system. The middleware system facilitates the transmission, by the third-party record keeper to PRIAC, of the participant-specific data that PRIAC needs to support participants’ participation in IncomeFlex Target. Initially, PRSA VI will be sold to a hospital retirement plan record kept by Great-West Life & Annuity Insurance Company. Although PRSA VI will be sold initially through that Great-West arrangement, the product also is intended for other, similar arrangements.

Financial statements for the separate account and depositor will be included in a pre-effective amendment.

We represent and acknowledge that:

—	the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filing; and
—	staff comments, or changes to disclosure in response to staff comments in the filing reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filing; and

—	the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to this filing.

Sincerely,
/s/ C. Christopher Sprague Esq.
C. Christopher Sprague Esq.
Vice President and Corporate Counsel